Consolidated statements of other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Net profit (loss)	$ 64,435	$ (327,814)	$ (375,545)
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in unrealized gain (loss) on cash flow hedges	(26,822)	(4,368)	(3,368)
Other items in associates	(427)	279	(546)
Income tax effect	7,963	(1,301)	3,372
Other comprehensive profit (loss)	(19,286)	(5,390)	(542)
Total other comprehensive profit (loss)	45,149	(333,204)	(376,087)
Attributable to:
Equity holders of the parent	48,718	(327,515)	(316,725)
Non-controlling interests	(3,569)	(5,689)	(59,362)
Total other comprehensive loss	$ 45,149	$ (333,204)	$ (376,087)